Authorization of the consolidated financial statements:	12 Months Ended
Dec. 31, 2018
Authorisation of financial statements [Abstract]
Disclosure of authorisation of financial statements [text block]
Note 22 - Authorization of the consolidated financial statements:

The consolidated financial statements and their twenty one notes are an integral part of the consolidated financial statements, which were approved for their issuance on April 25, 2019 by Mr. Adolfo Castro Rivas, Chief Executive Officer of Grupo Aeroportuario del Sureste, S. A. B. de C. V. and by the Audit Committee.